Guarantees and commitments (Details 3) - Jun. 30, 2015 - USD ($) $ in Billions	Total
Guarantees
Residential mortgage loans sold	$ 176.2
Government-sponsored enterprises
Guarantees
Residential mortgage loans sold	8.2
Private investors, primarily banks
Guarantees
Residential mortgage loans sold	27.4
Non-agency securitizations
Guarantees
Residential mortgage loans sold	140.6
Residential mortgage loans sold in non-agency securitizations that are still outstanding as of balance sheet date	27.7
Borrower payments on mortgage loans sold	93.1
Loan defaults on mortgage loans sold	$ 19.8